Cover	Oct. 12, 2023
Cover [Abstract]
Entity Registrant Name	BIONEXUS GENE LAB CORP.
Entity Central Index Key	0001737523
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 12, 2023
Entity Ex Transition Period	false
Entity File Number	333-229399
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit 2, Level 10, Tower B, Avenue 3
Entity Address Address Line 2	The Vertical Business Suite II Bangar South
Entity Address Address Line 3	No. 8 Jalan Kerinchi
Entity Address City Or Town	Kuala Lumpur
Entity Address Country	MY
Entity Address Postal Zip Code	59200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	1221-26512
Security 12b Title	Common Stock, no par value
Trading Symbol	BGLC
Security Exchange Name	NASDAQ
City Area Code	60